Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 33,133,435	¥ 230,045,429	¥ 167,264,455	¥ 89,360,895
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,274,779	29,679,790	13,019,795	2,300,676
Income from equity in affiliates	(221,708)	(1,539,316)	(4,333,847)	(476,516)
Gain from disposal of investment in affiliates			(2,330,001)
Investment loss (income) on investment securities	28,548	198,208	(18,499,384)	2,300,114
Impairment loss for a held-to-maturity investment			3,200,000	800,000
Gain from deconsolidation of subsidiaries				(623,560)
Share-based compensation	3,085,654	21,423,694	15,895,439	3,046,402
Changes in operating assets and liabilities:
Accounts receivable	(3,743,179)	(25,988,894)	(20,318,891)	(2,453,879)
Other receivables	(8,341,523)	(57,915,196)	(22,209,033)	(1,245,511)
Other current assets	457,147	3,173,970	(349,015)	(3,003,483)
Short term investments - trading securities	225,609	1,566,400	(2,579,599)	5,150,308
Amounts due from related party	(17,044,385)	(118,339,158)	14,722,220	(8,862,312)
Accrued payroll and welfare expenses	3,022,475	20,985,042	66,956,154	8,026,955
Income tax payable	5,011,494	34,794,805	61,434,310	6,957,262
Other tax payable	2,732,144	18,969,276	26,536,831	3,540,769
Deferred revenue	(2,824,334)	(19,609,354)	38,370,035	16,656,584
Uncertain tax position	81,602	566,563	566,562	566,562
Other current liabilities	(2,584,250)	(17,942,451)	(8,591,012)	8,465,690
Deferred revenue from related parties	11,960,349	83,040,705	73,905,722	30,844,866
Deferred taxes	(2,138,237)	(14,845,784)	(33,607,234)	(11,903,047)
Net cash provided by operating activities	27,115,620	188,263,729	369,053,507	149,448,775
Cash flows from investing activities:
Purchases of property and equipment and intangible assets	(7,580,883)	(52,634,072)	(12,350,964)	(7,859,825)
Purchase of held-to-maturity investments	(144,030)	(1,000,000)	(249,100,000)	(95,510,840)
Collection of held-to-maturity investments	14,172,548	98,400,000	244,462,485	22,699,997
Purchase of investment at cost method	(1,440,300)	(10,000,000)	(48,950,000)
Purchase of entrusted investments				(13,432,035)
Collection of entrusted investments	259,254	1,800,000	20,770,157	17,550,000
Purchases of available-for-sale investments			(44,700,000)	(43,000,000)
Proceeds from available-for-sale investments			56,004,429	32,944,850
Payment for investment in affiliates	(7,030,048)	(48,809,623)		(6,190,000)
Proceeds from partial disposal of subsidiaries			7,100,000	11,932
Proceeds from disposal of investment in affiliates	936,195	6,500,000
Customer borrowing				(155,760,000)
Collection of customer borrowing			3,364,569	213,875,430
Acquisition of subsidiaries, net of cash acquired (payment)	(295,021)	(2,048,328)	43,581,058
Prepayment for long term investment	(628,081)	(4,360,767)	(600,385)	(1,300,000)
(Payment) collection of advanced payment for acquisition	2,495,838	17,328,600	(94,888,600)
Cash balance of deconsolidated subsidiary				(806,278)
Loan to non-controlling interests shareholder	(474,970)	(3,297,719)
Net cash (used in)/provided by investing activities	270,502	1,878,091	(75,307,251)	(36,776,769)
Cash flows from financing activities:
Capital contribution from non-controlling interest shareholder	1,005,315	6,979,904		1,450,000
Proceeds from issuance of convertible redeemable preferred shares				47,880,833
Dividend paid to non-controlling interest holder			(1,050,000)	(255,500)
Proceeds from IPO			305,559,135
Payment of IPO expenses			(44,801,147)	(1,649,791)
Proceeds from private placement	16,476,985	114,399,705	34,286,208
Payments of private placement cost	(1,451,637)	(10,078,713)
Collection of subscription receivable				304,845
Proceeds from option exercise	447,290	3,105,533
Net cash provided by financing activities	16,477,953	114,406,429	293,994,196	47,730,387
Effect of exchange rate changes	3,330,077	23,120,744	14,657,999	118,497
Net increase in cash and cash equivalents	47,194,152	327,668,993	602,398,451	160,520,890
Cash and cash equivalents-beginning of the year	114,575,423	795,497,163	193,098,712	32,577,822
Cash and cash equivalents-end of the year	161,769,575	1,123,166,156	795,497,163	193,098,712
Supplemental disclosure of cash flow information:
Cash paid for income taxes	9,001,375	62,496,548	38,263,646	36,521,051
Cash paid for interest expenses				91,382
Non-cash investing and financing activities:
Partial disposal of a subsidiary included in other receivables	171,993	1,194,149		1,120,000
Change in fair value of available-for-sale investments				(55,051)
Deferred tax effect on change in fair value of available-for-sale investment not yet sold				13,786
Acquisition of Scepter through share settlement			(344,867,857)
Conversion of Series A and B convertible redeemable preferred shares to ordinary shares			234,259,757
Unpaid cash dividend	$ 1,463,417	¥ 10,160,503	¥ 7,499,998
Series B convertible redeemable preferred shares
Non-cash investing and financing activities:
Series B convertible redeemable preferred shares issued by re-designation of ordinary shares				¥ 178,337,893